Alger Focus Equity Fund Expense Example - Class A C Shares [Member] - Alger Focus Equity Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 621
Expense Example, with Redemption, 3 Years	824
Expense Example, with Redemption, 5 Years	1,043
Expense Example, with Redemption, 10 Years	1,674
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	$ 2,052